Taylor Frigon Core Growth Fund
	Schedule of Investments
	February 28, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Biological Products (No Diagnostic Substances)
242,969	Compugen Ltd. * (Israel)	$ 439,774	1.47%

Computer Peripheral Equipment, NEC
3,069	Palo Alto Networks, Inc. *	457,035	1.52%

Computer Storage Devices
8,469	Pure Storage, Inc. - Class A *	543,879	1.81%

Electrical Work
1,659	Quanta Services, Inc.	934,150	3.12%

Electromedical & Electrotherapeutic Apparatus
5,324	TransMedics Group, Inc. *	773,364	2.58%

Electronic & Other Electrical Equipment (No Computer Equip)
1,076	GE Vernova Inc.	939,994	3.13%

Electronic Components, NEC
5,384	Impinj, Inc. *	660,401	2.20%

Fabricated Platework (Boiler Shops)
4,493	NuScale Power Corporation - Class A *	57,735	0.19%

Finance Services
33,885	SoFi Technologies, Inc. *	601,798	2.01%

Food and Kindred Products
24,673	Vital Farms, Inc. *	520,354	1.74%

General Industrial Machinery & Equipment, NEC
9,528	Symbotic, Inc. - Class A *	521,944	1.74%

Heavy Construction Other Than Building Construction - Contractors
24,559	Cardinal Infrastructure Group Inc. - Class A *	791,291	2.64%

In Vitro & In Vivo Diagnostic Substances
919	IDEXX Laboratories, Inc. *	603,535	2.01%

IT Services
4,252	Cloudflare, Inc. - Class A *	732,152
78,228	Grid Dynamics Holdings, Inc. - Class A *	528,039
2,158	MongoDB, Inc. - Class A *	708,838
4,630	NICE Ltd. - ADR *	538,237
		2,507,266	8.36%

Measuring & Controlling Devices, NEC
2,753	Onto Innovation Inc. *	594,345	1.98%

Optical Instruments & Lenses
3,841	Camtek Ltd. (Israel) *	642,945
413	KLA Corporation	629,639
		1,272,584	4.24%

Printing Trades Machinery & Equipment
40,060	Kornit Digital Ltd. * (Israel)	612,517	2.04%

Radio & TV Broadcasting & Communications Equipment
82,649	Vuzix Corporation *	238,856	0.80%

Retail - Auto Dealers & Gasoline Stations
2,189	Carvana Co. - Class A *	731,476	2.44%

Retail - Eating & Drinking Places
12,940	Dutch Bros Inc. - Class A *	693,713	2.31%

Retail - Shoe Stores
3,598	Boot Barn Holdings, Inc. *	680,813	2.27%

Security & Commodity Brokers, Dealers, Exchanges & Services
6,269	Tradeweb Markets Inc. - Class A	772,686	2.58%

Semiconductors & Related Devices
5,065	Astera Labs, Inc. *	601,874
7,999	Credo Technology Group Holding Ltd. * (Caymen Islands)	898,048
6,749	Marvell Technology, Inc.	551,326
523	Monolithic Power Systems, Inc.	597,653
66,600	QuickLogic Corporation *	548,118
4,537	Tower Semiconductor Ltd. * (Israel)	566,535
		3,763,554	12.55%

Services - Business Services, NEC
12,519	CBIZ, Inc. *	358,544
27,516	Fiverr International Ltd. * (Israel)	297,998
		656,542	2.19%

Services - Computer Processing & Data Preparation
22,367	Toast, Inc. - Class A *	610,843	2.04%

Services - Computer Programming Services
3,824	EPAM Systems, Inc. *	539,184	1.80%

Services - Computer Programming, Data Processing, Etc.
6,438	Wix.com Ltd. * (Israel)	453,621	1.51%

Services - Prepackaged Software
41,475	Alkami Technology, Inc. *	686,204
14,666	BILL Holdings, Inc. *	652,784
14,913	GitLab Inc. - Class A *	392,212
51,369	Mobileye Global Inc. - Class A * (Israel)	434,582
8,204	monday.com Ltd. * (Israel)	595,939
4,580	Palantir Technologies, Inc. - Class A *	628,330
12,670	Procore Technologies, Inc. *	697,357
10,008	ServiceTitan, Inc. - Class A *	724,479
		4,811,887	16.06%

Surgical & Medical Instruments & Apparatus
128,436	Apyx Medical Corporation *	419,986
32,263	ClearPoint Neuro, Inc. *	405,546
9,182	DexCom, Inc. *	674,234
5,427	Glaukos Corporation *	653,411
26,072	PROCEPT BioRobotics Corporation *	591,574
		2,744,751	9.15%

Total for Common Stocks (Cost $25,725,207)		29,529,892	98.48%

MONEY MARKET FUNDS
957,809	Federated Hermes Government Obligations Money Market Fund Institutional
	Shares 3.54% **	957,809	3.19%
	(Cost $957,809)

Total Investments		30,487,701	101.67%
	(Cost - $26,683,016)

Liabilities in Excess of Other Assets		(501,134)	-1.67%

Net Assets		$ 29,986,567	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at February 28, 2026.